Consolidated statements of changes in equity (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity	[1]	€ 11,901	€ 12,625	€ 12,117
Reserve of exchange differences on translation		48	44	45
IFRS 16 [Member]
Equity				12,084
Issued capital [member]
Equity		182	179	185
Issued capital [member] | IFRS 16 [Member]
Equity				185
Reserve of exchange differences on translation [member]
Equity		(58)	978	739
Reserve of exchange differences on translation [member] | IFRS 16 [Member]
Equity				739
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity		(305)	(303)	(181)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] | IFRS 16 [Member]
Equity				(181)
Reserve of cash flow hedges [member]
Equity		23	(24)	(10)
Reserve of cash flow hedges [member] | IFRS 16 [Member]
Equity				(10)
Share premium [member]
Equity		4,400	3,671	3,487
Share premium [member] | IFRS 16 [Member]
Equity				3,487
Retained earnings [member]
Equity		7,828	8,296	8,266
Retained earnings [member] | IFRS 16 [Member]
Equity				8,232
Treasury shares [member]
Equity		(199)	(201)	(399)
Treasury shares [member] | IFRS 16 [Member]
Equity				(399)
Equity attributable to owners of parent [member]
Equity		11,870	12,597	12,088
Equity attributable to owners of parent [member] | IFRS 16 [Member]
Equity				12,055
Non-controlling interests [member]
Equity		€ 31	€ 28	29
Non-controlling interests [member] | IFRS 16 [Member]
Equity				€ 29

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.